Financial Instruments and Risk Management (Tables)	12 Months Ended
Dec. 31, 2025
Financial Instruments and Risk Management [Abstract]
Schedule of Current Credit Risk

The Group’s current credit risk grading framework comprises the following categories:

Category	Definition of category	Basis for recognizing expected credit loss (ECL)
I	Counterparty has a low risk of default and does not have any past-due amounts.	12-month ECL
II	Amount is >30 days past due or there has been a significant increase in credit risk since initial recognition.	Lifetime ECL — not credit-impaired
III	Amount is >60 days past due or there is evidence indicating the asset is credit-impaired (in default).	Lifetime ECL — credit impaired
IV	There is evidence indicating that the debtor is in severe financial difficulty and the debtor has no realistic prospect of recovery.	Amount is written-off

Schedule of Exposure to Credit Risk

The table below details the credit quality of the Group’s financial assets, as well as maximum exposure to credit risk by credit risk rating categories:

			Gross
		12-month or	carrying		Net carrying
Group	Note	lifetime ECL	amount	Impairment	amount
			USD	USD	USD
December 31, 2025
Trade receivables	9	Lifetime ECL	5,843,587	(1,026,591)	4,816,996
Other receivables	9	12-month	211,746	-	211,746
Amount due from related party	24	12-month	451,335	-	451,335
Cash and cash equivalents	10	12-month	1,629,018	-	1,629,018

December 31, 2024
Trade receivables	9	12-month	4,701,900	(968,322)	3,733,578
Other receivables	9	12-month	91,568		91,568
Amount due from related party	24	12-month	553,184		553,184
Cash and cash equivalents	10	12-month	1,000,283	-	1,000,283

Schedule of Liquidity Risk
	Carrying amount	Contractual cash flow	Within 1 year	Within 2 to 5 years	After 5 years
Group	USD	USD	USD	USD	USD
2025
Financial assets
Other financial assets	71,561	71,561	-	-	71,561
Trade and other receivables	5,028,742	5,028,742	5,028,742	-	-
Amount due from related party	451,335	451,335	134,925	316,410
Cash and cash equivalents	1,629,018	1,629,018	1,629,018	-	-
Total undiscounted financial assets	7,180,656	7,180,656	6,792,685	316,410	71,561

Financial liabilities
Trade and other payables	1,755,837	1,755,837	1,755,837	-	-
Amount due to related party	207,551	207,551	207,551	-	-
Lease liabilities	301,991	328,147	114,113	214,034	-
Debt	4,810,433	6,116,634	3,192,218	1,023,017	1,901,399
Total undiscounted financial liabilities	7,075,812	8,408,169	5,269,719	1,237,051	1,901,399

2024
Financial assets
Other financial assets	69,505	69,505	-	-	69,505
Trade and other receivables	3,825,146	3,825,146	3,825,146	-	-
Amount due from related party	553,184	553,184	121,167	432,017
Cash and cash equivalents	1,000,283	1,000,283	1,000,283	-	-
Total undiscounted financial assets	5,448,119	5,448,119	4,946,596	432,017	69,505

Financial liabilities
Trade and other payables	825,522	825,522	825,522	-	-
Amount due to related party	216,940	216,940	216,940
Lease liabilities	260,162	285,562	103,063	182,499	-
Derivative liabilities	173,551	173,551	-	173,551
Debt	6,028,791	6,957,197	3,249,560	1,342,420	2,365,217
Total undiscounted financial liabilities	7,504,966	8,458,772	4,395,085	1,698,470	2,365,217

Schedule of Weighted Average Effective Interest Rates for the Debt and Lease Liabilities	At the end of reporting period, the weighted average effective interest rates for the debt and lease liabilities were as follows:
	2025	2024	2023
Fixed rates
Debts	1.9% - 8.2%	1.5% – 8%	1.5% – 8%
Lease liabilities	4.7% – 6.5%	1.5% – 2.5%	1.5% – 2.5%